Acquisition (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisition [Abstract]
Revenues	$ 7,149	$ 35,090	$ 31,910
Net loss	$ (1,626)	$ (5,552)	$ (6,761)
Net (Loss) per Common Share - Basic and Diluted	$ (0.02)	$ (0.07)	$ (0.08)
Weighted-Average Number of shares outstanding - Basic and Diluted	83,156,969	83,156,969	83,156,969